Pledged assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	Dec 31, 2018	Dec 31, 2017
Collateral provided
Cash collateral under the security agreements for derivative contracts	16,374	10,314

Contingent liabilities
Guarantee commitments	4,032	3,360

Commitments
Committed undisbursed loans	50,814	72,914
Binding offers	744	1,211